ASSET HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Asset Held For Sale
SUMMARY OF CARRYING AMOUNTS OF ASSET HELD FOR SALE

The following table summarizes the carrying amounts of asset held for sale for each of the years presented:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Assets
Asset held for sale	-	3,035	2,222
Total non-current assets held for sale	-	3,035	2,222